Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Rollforward
The following table provides a rollforward of the AROs reflected in the Registrants’ Consolidated Balance Sheets from December 31, 2019 to December 31, 2021:

	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
AROs as of December 31, 2019	$244	$129	$28	$23	$57	$41	$12	$4
Net increase (decrease) due to changes in, and timing of, estimated future cash flows	5	—	2	1	1	(3)	2	2
Accretion expense(a)	5	1	1	1	1	1	—	—
Payments	(5)	(1)	(2)	(2)	—	—	—	—
AROs as of December 31, 2020	249	129	29	23	59	39	14	6
Net increase due to changes in, and timing of, estimated future cash flows	26	15	—	2	10	5	2	3
Accretion expense(a)	7	4	1	1	1	1	—	—
Payments	(8)	(2)	(1)	—	—	—	—	—
AROs as of December 31, 2021	$274	$146	$29	$26	$70	$45	$16	$9
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(a)For ComEd, PECO, BGE, PHI, and Pepco, the majority of the accretion is recorded as an increase to a regulatory asset due to the associated regulatory treatment.